Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Tel: 202.739.3000
Fax: 202.739.3001
www.morganlewis.com

January 28, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:	U.S. One Trust (File Nos. 333-160877 and 811-22320)

Ladies and Gentlemen:

On behalf of our client, U.S. One Trust (the “Trust”), we are filing, pursuant to the Securities Exchange Act of 1934 and the Investment Company Act of 1940, a definitive copy of a proxy statement on Schedule 14A, a notice of special meeting of shareholders (the “Special Meeting”) of the One Fund® (the “Fund”), and a form of proxy card (the “Proxy Materials”) as they relate to the Special Meeting scheduled to be held on February 18, 2011.

The Special Meeting is being called for the purpose of (i) approving an advisory agreement between the Trust, on behalf of the Fund, and Russell Investment Management Company (“RIMCo”), pursuant to which RIMCo will provide investment advisory services to the Fund, and (ii) transacting such other business as may properly come before the Special Meeting or any adjournment thereof.

Please direct any questions or comments you may have to my attention at the address listed above or, alternatively, you can call me at 202.739.5684.

Sincerely,

/s/ Laura E. Flores
Laura E. Flores